Note 17 - Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
17	Exploration and evaluation assets

	Bilboes Gold	Motapa	Maligreen	GG	Sabiwa	Abercorn	Valentine	Total
Balance at January 1, 2023	–	7,844	5,626	3,723	294	27	65	17,579
Acquisition at costs:
- Mining claims acquired	73,198	–	–	–	–	–	–	73,198
Decommissioning asset estimation adjustment	–	1,466	152	–	–	–	–	1,618
Exploration costs:
- Consumables and drilling	–	903	102	–	–	–	–	1,005
- Contractor	–	2	–	–	–	–	–	2
- Labour	–	377	111	–	–	–	–	488
- Power	–	–	7	–	–	–	–	7
- Other	375	–	–	–	–	–	–	375
Balance at December 31, 2023	73,573	10,592	5,998	3,723	294	27	65	94,272

Balance at January 1, 2024	73,573	10,592	5,998	3,723	294	27	65	94,272
Decommissioning asset estimation adjustment	(961)	(882)	8	–	–	–	–	(1,835)
Exploration costs:
- Consumables and drilling	–	1,792	19	–	–	–	–	1,811
- Contractor	–	14	5	–	–	–	–	19
- Labour	–	576	–	51	–	–	–	627
- Power	–	74	3	–	–	–	–	77
- Other	–	67	–	–	–	–	–	67
Preliminary economic assessment and feasibility study	2,288	–	–	–	–	–	–	2,288
Balance at December 31, 2024	74,900	12,233	6,033	3,774	294	27	65	97,326

Non cash acquisitions of exploration and evaluation assets for the year consist of $1,054 (2023: $73,198 Bilboes acquisition, $1,618 decommissioning and $40 Bilboes lease right of use asset) included in trade and other payables at December 31, 2024.

There were no impairment indicators during 2024 on exploration and evaluation assets.

17	Exploration and evaluation assets (continued)

17.1	Bilboes Gold

Caledonia signed a conditional agreement (the “Sale and Purchase Agreement”) to purchase 100% of Bilboes Gold Limited (“Bilboes Gold”) on July 21, 2022. Bilboes Gold is the holding company of Bilboes Holdings that owns high-grade sulphide resources and the mining claims to the oxide mine deposit. It was agreed that Caledonia would purchase Bilboes Gold for a consideration to be settled by issue to the sellers of 5,123,044 new shares in Caledonia, comprising initial consideration shares, escrow consideration shares and deferred consideration shares. In addition to the shares a 1% net smelter royalty (“NSR”) was granted on the Bilboes’ future revenues to one of the sellers, Baker Steel Resources Trust Limited (“Baker Steel”). The Sale and Purchase Agreement gave Caledonia the rights to the sulphide project in addition to the right to mine the Bilboes oxide mine.

On January 6, 2023, following the satisfaction of conditions precedent, Caledonia completed the acquisition of Bilboes Gold.

The acquisition of Bilboes Gold was classified as an asset and liability acquisition as there were no inputs, processes and outputs and it was not a business combination in terms of IFRS 3 Business Combinations.

Upon completion of the transaction on January 6, 2023, the initial consideration shares were issued, in the amount of 4,425,797 common shares, to the three sellers of Bilboes Gold Limited and the NSR agreement was signed.

The escrow consideration shares of 441,095 common shares of Caledonia were issued to one of the sellers in settlement of a separate commercial arrangement between its subsidiary and the holding company of another seller, and upon receipt by the Company of a “share adjustment notice” instructing the issue of the shares. The share adjustment notice was only issued once approval had been obtained from the Reserve Bank of Zimbabwe for such commercial arrangement. On March 30, 2023, the 441,095 common shares were issued after the share adjustment notice was received.

Deferred consideration shares of 256,152 common shares of Caledonia were issued to the sellers on April 11, 2023. Total consideration shares issued for the acquisition of Bilboes Gold amounted to 5,123,044 shares with the value of the consideration shares set at US$65.677 million. The value of the initial consideration shares issued was based on the last trading day's closing share price on NYSE American LLC before completion of US$12.82 per share.

17	Exploration and evaluation assets (continued)

17.2	Motapa

On November 1, 2022 Caledonia entered into a share purchase agreement with Bulawayo Mining Company Limited (“Bulawayo Mining”) to acquire all the shares of Motapa Mining Company UK Limited (“Motapa”), along with its wholly owned subsidiary Arraskar Investments (Private) Limited (“Arraskar”) (“Share Purchase Agreement”).

Caledonia considers Motapa to be highly prospective and strategically important to its growth ambitions in Zimbabwe in terms of both location and scale. Motapa is a large exploration property which is contiguous to the Bilboes gold project.

The Motapa asset has been mined throughout most of the second half of the 20th century, Caledonia understands that during this period the region produced as much as 300,000 ounces of gold. Whilst none of the mining infrastructure remains, the evidence of historical mining will provide guidance to our exploration team in best understanding the prospectivity of the region.

The acquisition was accounted for as an asset acquisition as the net assets acquired do not meet the definition of a business. The purchase price of the net assets acquired was allocated to exploration and evaluation assets based on management’s estimation of the fair value at acquisition.

The initial purchase price of $1 million was paid on November 1, 2022. Stamp duties of $41 were paid on November 9, 2022. There were no liabilities assumed with the acquisition of Motapa and Arraskar. The remainder of the purchase price was settled by way of loan notes. The final settlement was made on July 3, 2023.

Exploration drilling at Motapa has been focused on three main areas which have historically been commercially mined i.e. Motapa North, Motapa Central and Motapa South. The Motapa North area abuts directly on the southern lease boundary of Bilboes. A fourth area, Mpudzi, where there is no historic evidence of open pit mining, was identified through surface trenching and was followed up with drilling.

To date, 7,728 samples from drilling activities have been submitted and 5,512 assay results have been received. With Motapa's location adjacent to Bilboes, significant synergies could be obtained should a viable resource body be identified through the planned exploration program.

17	Exploration and evaluation assets (continued)

17.3	Maligreen

On November 3, 2021 the mining claims over the Maligreen project (“Maligreen”), a property situated in the Gweru mining district in the Zimbabwe Midlands, were transferred to Caledonia Holdings Zimbabwe (Private) Limited for a total cash consideration of US$4 million.

Maligreen is a substantial brownfield exploration opportunity with significant historical exploration and evaluation work having been conducted on the property over the last 30 years including:

•	An estimated 60,000 meters of diamond core and percussion drilling
•	3.5 tonnes of bulk metallurgical test work
•	Aeromagnetic and ground geophysical surveys

The total land area of Maligreen is approximately 550 hectares comprising two historic open pit mining operations which produced approximately 20,000 oz of gold mined from oxides between 2000 and 2002 after which the operation was closed.

On November 7, 2022 the Company published an announcement and an updated technical report on SEDAR+ updating the estimated mineral resources at Maligreen. The report has an effective date of September 30, 2022 and estimates measured and indicated mineral resources of 8.03 million tonnes at a grade of 1.71g/t containing approximately 442,000 ounces of gold and inferred mineral resources of 6.17 million tonnes at a grade of 2.12g/t containing approximately 420,000 ounces of gold. The upgrade to the mineral resources at Maligreen improves the geological confidence of approximately half the mineral resources from inferred to measured and indicated mineral resources from the previous mineral resources statement.